Subsequent events - Additional Information (Detail) - EUR (€) € in Thousands	1 Months Ended	6 Months Ended
	Jul. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from RCAs & other grants		€ 2,695	€ 1,086
Major Recoverable Cash Advances Transaction [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from RCAs & other grants	€ 3,300
Recoverable Cash Advances, Repayment Term	20 years
Repayable recoverable cash advances percentage	30.00%